Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Provision for income taxes		$ 27,183	$ 25,719	$ 15,431
Provision for income taxes		$ 17,692	$ 15,743	$ 9,368
Decrease in basic earnings loss per share		$ 0.36	$ 0.31	$ 0.19
Decrease in diluted earnings loss per share		$ 0.34	$ 0.30	$ 0.18
Unused tax losses for which no deferred tax asset recognized		$ 20,604
Temporary difference on which deferred tax liability has not been recognized amounts		737,776	$ 617,038	$ 494,571
Income tax reserve		10,247	11,658
Deposit of disputed amounts with tax authorities		12,127	12,644
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		49,025	55,135
Estimated amount of additional taxes, interest		16,594	18,413
Domestic [member]
Disclosure of income taxes [Line Items]
Provision for income taxes				$ 0
Corporate tax rate				0.00%
India [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		32,413	31,796
Estimated amount of additional taxes, interest		$ 11,058	$ 10,926
Costa Rica [member] | 2018 - 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption		50.00%
Sri Lanka [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	14.00%
Philippines [member]
Disclosure of income taxes [Line Items]
Corporate tax rate		5.00%